Fair Value Measurements and Financial Instruments - Reconciliation of Changes in Fair Value of Assets Classified as Level 3 (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Balance, beginning of year	CAD 2	CAD (18)
Realized losses	(10)	(19)
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unrealized Gain (Loss)	(3)	12
Settlements	12	27
Transfers of assets out of level 3	(2)	0
Transfers of liabilities out of level 3	4	0
Balance, end of year	CAD 3	CAD 2